Comprehensive Income and Capital Structure (Details 1) $ in Thousands	3 Months Ended
Dec. 31, 2015 USD ($)
Foreign Currency Translation
Balance at September 30, 2015	$ (19,293)
Other comprehensive income (loss) recognized in accumulated other comprehensive income, net of tax	(2,469)
Amounts reclassified out of other comprehensive loss, net of tax	0
Balance at December 31, 2015	(21,762)
Derivative Financial Instruments
Balance at September 30, 2015	(1,427)
Other comprehensive income (loss) recognized in accumulated other comprehensive income, net of tax	0
Amounts reclassified out of other comprehensive loss, net of tax	400
Balance at December 31, 2015	(1,027)
Accumulated Other Comprehensive Income (Loss)
Balance at September 30, 2015	(20,720)
Other comprehensive income (loss) recognized in accumulated other comprehensive income, net of tax	(2,469)
Amounts reclassified out of other comprehensive loss, net of tax	400
Balance at December 31, 2015	$ (22,789)